TAXATION (Tables)	12 Months Ended
Dec. 31, 2024
TAXATION
Schedule of Income/ (loss) before income taxes

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cayman Islands	(639,136)	(607,235)	(110,759)
PRC	2,743,467	9,798,930	(1,123,109)
Other countries	(127,622)	(1,701,530)	1,493,809
Income before income taxes	1,976,709	7,490,165	259,941

Schedule of current and deferred positions of income tax expense

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expenses
PRC	(867,937)	(2,050,538)	(857,618)
Other countries	(58,014)	(55,150)	(638,005)
Total current income tax expenses	(925,951)	(2,105,688)	(1,495,623)
Deferred tax (expenses)/benefits
PRC	457,266	615,933	1,159,941
Other countries	(136,593)	229,470	266,241
Total deferred tax benefits	320,673	845,403	1,426,182
Income tax expenses, net	(605,278)	(1,260,285)	(69,441)

Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate

	For the year ended December 31,
	2022	2023	2024
	%	%	%
Statutory CIT rate*	25.0	25.0	25.0
Effect of permanent differences:
—Share-based compensation expenses	3.2	0.6	(3.3)
—Change in fair value of convertible senior notes	0.2	0.1	31.3
—Accrued payroll and welfare expenses	0.1	0.1	0.1
—Change of enacted tax rate and preferential tax benefit	1.6	(1.4)	(80.8)
—Other permanent differences	3.4	(0.3)	93.3
Difference in tax rate of subsidiaries outside the PRC	3.9	2.4	(43.4)
Effect of tax holiday for subsidiaries	(12.1)	(10.7)	(189.5)
U.S. tax credits	—	(0.5)	(71.8)
Change in valuation allowance	5.3	1.5	265.8
Effective tax rate	30.6	16.8	26.7

*The Company generates substantially all of its income (loss) from its PRC operations for the years ended December 31, 2022, 2023 and 2024.”

Schedule of aggregate amount and per share effect of reduction of CIT for certain PRC subsidiaries

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
The aggregate amount of effect*	239,268	797,930	492,489
Per share effect—basic	1.21	3.84	2.36
Per share effect—diluted	1.19	3.53	2.35

*Decrease of the aggregated amount of effect in 2024 was mainly attributable to the lower profit generated by the Group’s PRC subsidiaries with preferential tax rates.

Schedule of deferred tax assets/liability

	As of December 31,
	2023	2024
	RMB	RMB
Net operating losses	220,366	1,447,909
Accrued warranty costs	546,616	540,349
Provision for inventories, accounts receivable, other receivable	265,131	479,786
Timing difference for subsidiary income	601,568	1,045,870
Timing difference for countervailing duties	18,534	18,534
Other temporary differences	153,981	201,530
Impairment for property, plant and equipment	57,221	153,889
Total deferred tax assets	1,863,417	3,887,867
Less: Valuation allowance	(357,198)	(1,047,994)
Less: Deferred tax liabilities in the same tax jurisdiction	(216,215)	(198,476)
Deferred tax assets	1,290,004	2,641,397

Timing difference for property, plant and equipment	(234,786)	(191,196)
Deferred tax liabilities related to cumulative distributable earnings in Jiangxi Jinko	(68,461)	—
Other temporary differences	(44,474)	(63,998)
Total deferred tax liabilities	(347,721)	(255,194)
Less: Deferred tax assets in the same tax jurisdiction	216,215	198,476
Deferred tax liabilities	(131,506)	(56,718)

Schedule of Movement of valuation allowance

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
At beginning of year	(217,124)	(243,141)	(357,198)
Current year additions	(216,260)	(222,649)	(744,084)
Utilization and reversal of valuation allowances	111,296	108,592	53,288
Decrease of valuation allowances related to the disposal of a subsidiary	78,947	—	—
At end of year	(243,141)	(357,198)	(1,047,994)